Prepaid and Other Current Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of prepaid and other assets
Prepaid consulting fees	$ 23,493	$ 181,849
Prepaid compensation	256,171	311,090
Receivable from Target		34,475
Short term storage and utility deposits	42,187
Sundry prepaid expenses and other current assets	75,829	43,695
Subtotal	397,680	571,109
Less: non current portion	(126,005)	(213,797)
Prepaid and other current assets	$ 271,675	$ 357,312